SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Summary of number of warrants outstanding

	Number	Fair Value
Balance as of January 1, 2023	2,874	$1,786
No activity	—	—
Balance as of December 31, 2023	2,874	$1,786
Warrants Issued	23,046	47,049
Exercise of Warrants	(13)	(26)
Forfeitures of Warrants, due to expiration	(2,874)	(1,786)
Balance as of December 31, 2024	23,033	$47,023